Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Authorised share capital
	June 30,	December 31,
	2019	2018
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Common shares issued and fully paid
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2019	3,209,327	13
Issued during the period for share based compensation (Note 9)	5,780	-
Issuance of common stocks due conversion of loan	1,132,191	4
As at June 30, 2019	4,347,298	17

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2018	3,163,042	13
Issued during the period for share based compensation (Note 9)	3,327	-
Issuance of common stocks due to exercise of warrants	37,500	-
As at June 30, 2018	3,203,869	13